Stockholders' Equity - December 2018 Warrant Exchange - Additional Information (Details) - shares	1 Months Ended
	Apr. 30, 2019	Dec. 31, 2018
Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Shares of common stock issued to investors	92	1,179